Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Remuneration payable - current	$ 63,091	$ 55,791
Remuneration payable	63,091	55,791
Tax payables - current	27,960	37,628
Tax payables	27,960	37,628
Other liabilities - non-current	199	12
Other liabilities - current	10,152	11,113
Other liabilities	10,351	11,125
Total other non current liabilities	199	12
Total other current liabilities	101,203	104,563
Total	$ 101,402	$ 104,544